RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 18:  RELATED PARTIES BALANCES AND TRANSACTIONS

 A. Balance

The nature of the relationship involved as of December 31, 2023 and 2022:

Details		2023	2022
Long-term investment	Equity investment in a limited partnership	$40	$57

B. Transactions

Description of the transactions for the years ended December 31, 2023, 2022 and 2021:

Details	Description of the transactions	2023	2022	2021
General and administrative expense	Directors’ fees and reimbursement to directors	$780	$696	$771